Cover	Dec. 17, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2021
Entity File Number	001-40967
Entity Registrant Name	Arbor Rapha Capital Bioholdings Corp. I
Entity Central Index Key	0001855886
Entity Tax Identification Number	82-2427174
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Early Ovington Blvd. Suite 900
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11553
City Area Code	516
Local Phone Number	506-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	ARCKU
Security Exchange Name	NASDAQ
Class A common stock
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ARCK
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ARCKW
Security Exchange Name	NASDAQ